Schedule of Investments (unaudited) March 31, 2020	BlackRock Basic Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.9%

Aerospace & Defense — 1.3%
BAE Systems plc, ADR(a)	128,429	$3,281,361

Automobiles — 1.3%
General Motors Co.	157,951	3,282,222

Banks — 10.0%
Citigroup, Inc.	177,774	7,487,841
JPMorgan Chase & Co.	108,837	9,798,595
Wells Fargo & Co.	278,878	8,003,799

		25,290,235

Beverages — 1.0%
Molson Coors Beverage Co., Class B	63,644	2,482,752

Biotechnology — 1.1%
Biogen, Inc.(b)	8,837	2,795,850

Building Products — 0.4%
Masco Corp.	27,804	961,184

Capital Markets — 2.1%
Apollo Global Management, Inc.	41,340	1,384,890
E*TRADE Financial Corp.(a)	113,388	3,891,476

		5,276,366

Chemicals — 2.8%
Corteva, Inc.(b)	254,019	5,969,447
Dow, Inc.	37,071	1,083,956

		7,053,403

Communications Equipment — 2.8%
Cisco Systems, Inc.	180,505	7,095,652

Construction & Engineering — 1.3%
Quanta Services, Inc.	102,902	3,265,080

Consumer Finance — 1.1%
Capital One Financial Corp.	57,067	2,877,318

Diversified Financial Services — 1.5%
Equitable Holdings, Inc.	267,920	3,871,444

Diversified Telecommunication Services — 4.5%
Verizon Communications, Inc.	209,989	11,282,709

Electric Utilities — 4.5%
Edison International	10,714	587,020
Entergy Corp.	6,185	581,204
Exelon Corp	124,820	4,594,624
FirstEnergy Corp.	141,980	5,689,139

		11,451,987

Electrical Equipment — 1.4%
ABB Ltd., ADR(a)	67,494	1,164,946
Hubbell, Inc.	20,693	2,374,315

		3,539,261

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.3%
Flex Ltd.(a)(b)	97,760	$818,740

Food Products — 3.3%
Conagra Brands, Inc.	83,225	2,441,821
Kellogg Co.	98,202	5,891,138

		8,332,959

Health Care Equipment & Supplies — 6.3%
Koninklijke Philips NV, NYRS(a)	177,435	7,125,790
Medtronic plc	33,512	3,022,112
Smith & Nephew plc	336,800	5,933,242

		16,081,144

Health Care Providers & Services — 5.1%
Anthem, Inc.	16,310	3,703,022
Cigna Corp.	17,084	3,026,943
CVS Health Corp.	39,660	2,353,028
Laboratory Corp. of America Holdings(a)(b)	31,153	3,937,428

		13,020,421

Household Durables — 1.4%
Newell Brands, Inc.	91,890	1,220,299
Sony Corp., ADR	40,203	2,379,214

		3,599,513

Independent Power and Renewable Electricity Producers — 1.5%
AES Corp.	288,636	3,925,450

Industrial Conglomerates — 2.6%
General Electric Co.	386,937	3,072,280
Siemens AG, ADR(a)	85,920	3,608,640

		6,680,920

Insurance — 5.7%
American International Group, Inc.(a)	184,760	4,480,430
Hartford Financial Services Group, Inc. (The)	68,458	2,412,460
MetLife, Inc.(a)	111,370	3,404,581
Willis Towers Watson plc	25,018	4,249,307

		14,546,778

Interactive Media & Services — 2.6%(b)
Alphabet, Inc., Class A	2,388	2,774,736
Facebook, Inc., Class A(a)	22,781	3,799,871

		6,574,607

IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A	56,406	2,621,187

Media — 4.2%
Comcast Corp., Class A(a)	241,628	8,307,171
Interpublic Group of Cos., Inc. (The)	137,639	2,228,375

		10,535,546

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	102,910	694,642

Multiline Retail — 1.9%
Dollar Tree, Inc.(b)	63,934	4,697,231

Oil, Gas & Consumable Fuels — 7.8%
BP plc, ADR(a)	137,671	3,357,796
ConocoPhillips	157,691	4,856,883

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Basic Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.(a)	141,558	$465,726
Marathon Petroleum Corp.	122,008	2,881,829
Pioneer Natural Resources Co.(a)	44,322	3,109,188
Suncor Energy, Inc.	52,118	823,464
Williams Cos., Inc. (The)	303,888	4,300,015

		19,794,901

Personal Products — 1.2%
Unilever NV, NYRS	62,350	3,042,057

Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	43,940	2,449,216
Mylan NV(b)	68,410	1,019,993
Pfizer, Inc.	189,234	6,176,598
Sanofi, ADR(a)	165,810	7,249,213

		16,895,020

Real Estate Management & Development — 0.5%
Howard Hughes Corp. (The)(a)(b)	24,470	1,236,224

Semiconductors & Semiconductor Equipment — 0.7%
Micron Technology, Inc.(a)(b)	16,390	689,363
NXP Semiconductors NV	11,860	983,550

		1,672,913

Software — 1.8%
CDK Global, Inc.	64,110	2,106,013
Oracle Corp.	50,351	2,433,464

		4,539,477

Specialty Retail — 1.1%
Lowe’s Cos., Inc.	31,020	2,669,271

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.8%
Dell Technologies, Inc., Class C(b)	51,283	$2,028,243

Textiles, Apparel & Luxury Goods — 0.6%
Gildan Activewear, Inc.(a)	118,429	1,511,154

Tobacco — 2.1%
Altria Group, Inc.	98,400	3,805,128
British American Tobacco plc, ADR(a)	42,300	1,446,237

		5,251,365

Wireless Telecommunication Services — 1.3%
Telephone & Data Systems, Inc.	191,056	3,202,099

Total Common Stocks — 97.9% (Cost: $304,007,583)		247,778,686

Total Long-Term Investments — 97.9% (Cost: $304,007,583)		247,778,686

Short-Term Securities — 13.4%(c)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	3,460,824	3,460,824
SL Liquidity Series, LLC, Money Market Series, 0.88%(d)	30,375,405	30,366,293

Total Short-Term Securities — 13.4% (Cost: $33,820,540)		33,827,117

Total Investments — 111.3% (Cost: $337,828,123)		281,605,803

Liabilities in Excess of Other Assets — (11.3)%		(28,518,833)

Net Assets — 100.0%		$253,086,970

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	4,209,673	—	(748,849)	3,460,824	$3,460,824	$10,060		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	14,330,092	16,045,313	—	30,375,405	30,366,293	20,028	(c)	(40,618)	6,577

					$33,827,117	$30,088		$(40,618)	$6,577

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Basic Value V.I. Fund

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts

NYRS	New York Registered Shares

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$—	$3,281,361	$—	$3,281,361
Automobiles	3,282,222	—	—	3,282,222
Banks	25,290,235	—	—	25,290,235
Beverages	2,482,752	—	—	2,482,752
Biotechnology	2,795,850	—	—	2,795,850
Building Products	961,184	—	—	961,184
Capital Markets	5,276,366	—	—	5,276,366
Chemicals	7,053,403	—	—	7,053,403
Communications Equipment	7,095,652	—	—	7,095,652
Construction & Engineering	3,265,080	—	—	3,265,080
Consumer Finance	2,877,318	—	—	2,877,318
Diversified Financial Services	3,871,444	—	—	3,871,444
Diversified Telecommunication Services	11,282,709	—	—	11,282,709
Electric Utilities	11,451,987	—	—	11,451,987
Electrical Equipment	3,539,261	—	—	3,539,261
Electronic Equipment, Instruments & Components	818,740	—	—	818,740
Food Products	8,332,959	—	—	8,332,959
Health Care Equipment & Supplies	10,147,902	5,933,242	—	16,081,144

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Basic Value V.I. Fund

	Level 1	Level 2	Level 3	Total
Health Care Providers & Services	$13,020,421	$—	$—	$13,020,421
Household Durables	3,599,513	—	—	3,599,513
Independent Power and Renewable Electricity Producers	3,925,450	—	—	3,925,450
Industrial Conglomerates	6,680,920	—	—	6,680,920
Insurance	14,546,778	—	—	14,546,778
Interactive Media & Services	6,574,607	—	—	6,574,607
IT Services	2,621,187	—	—	2,621,187
Media	10,535,546	—	—	10,535,546
Metals & Mining	694,642	—	—	694,642
Multiline Retail	4,697,231	—	—	4,697,231
Oil, Gas & Consumable Fuels	19,794,901	—	—	19,794,901
Personal Products	3,042,057	—	—	3,042,057
Pharmaceuticals	16,895,020	—	—	16,895,020
Real Estate Management & Development	1,236,224	—	—	1,236,224
Semiconductors & Semiconductor Equipment	1,672,913	—	—	1,672,913
Software	4,539,477	—	—	4,539,477
Specialty Retail	2,669,271	—	—	2,669,271
Technology Hardware, Storage & Peripherals	2,028,243	—	—	2,028,243
Textiles, Apparel & Luxury Goods	1,511,154	—	—	1,511,154
Tobacco	5,251,365	—	—	5,251,365
Wireless Telecommunication Services	3,202,099	—	—	3,202,099
Short-Term Securities	3,460,824	—	—	3,460,824

Subtotal	$242,024,907	$9,214,603	$—	$251,239,510

Investments Valued at NAV(a)				30,366,293

Total Investments				$281,605,803

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4